Organization (Details)	0 Months Ended		1 Months Ended			0 Months Ended		1 Months Ended						1 Months Ended									0 Months Ended		1 Months Ended			0 Months Ended
	Sep. 01, 2010 Agreement	Jun. 29, 2009 USD ($)	Aug. 31, 2008 Company	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 09, 2011 YR TV Station [Member] USD ($)	Oct. 09, 2011 YR TV Station [Member] CNY	Apr. 30, 2012 YR TV Station [Member] USD ($)	Apr. 30, 2012 YR TV Station [Member] CNY	Dec. 31, 2013 Yellow River JV [Member] CNY	Dec. 31, 2008 ANT [Member]	Dec. 31, 2008 ANT [Member] Kunming JV [Member]	Dec. 31, 2009 Kunming TV Station [Member]	Aug. 31, 2008 Hetong [Member]	Dec. 31, 2009 Kunming JV agreement [Member] Kunming TV Station [Member]	Jun. 30, 2008 Taiyuan JV agreement [Member] YR TV Station [Member] USD ($)	Jun. 30, 2008 Taiyuan JV agreement [Member] YR TV Station [Member] CNY	Jul. 17, 2008 Asset Transfer Agreements [Member] Taiyuan JV [Member] USD ($)	Jul. 17, 2008 Asset Transfer Agreements [Member] Taiyuan JV [Member] CNY	Jul. 17, 2008 Asset Transfer Agreements [Member] YR TV Station [Member] CNY	Aug. 31, 2008 Kunming Ad Cos [Member] Hetong [Member]	Aug. 31, 2008 Taiyuan Ad Co [Member] Hetong [Member]	Apr. 13, 2010 Common Stock USD ($)	Jun. 02, 2008 Common Stock USD ($)	Nov. 30, 2011 Common Stock	Jun. 29, 2009 Common Stock USD ($)	Mar. 30, 2007 Common Stock USD ($)	Aug. 16, 2006 Alyst Acquisition Corp [Member] Private Placement [Member] USD ($)	Jul. 05, 2007 Alyst Acquisition Corp [Member] Private Placement [Member] Warrant [Member] USD ($)	Jul. 05, 2007 Alyst Acquisition Corp [Member] IPO [Member] USD ($)
Organization (Textual)
Share issued during period																							6,342,110	1,900,000	14,964,100			1,750,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001																		$ 0.0001	$ 0.0005		$ 0.0001	$ 1	$ 0.0001
Units of stock issued during the period																														8,044,400
Description of units issued during period		Each unit containing one ordinary share and one warrant.																												Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock.
Warrant exercise price																													$ 5.00	$ 5.00
Warrants issued during period																													1,820,000
Common stock, shares outstanding		12,927,888		83,109,978																						12,927,888
Warrant outstanding		9,864,400
Units issued to Underwriters		300,000
Description of Business Combination		As the result of consummation of the business combination, China Networks' common and preferred shares were converted automatically into 9,422,760 CNIH common share.
Voting equity interests acquired from as result of business combination		73.00%
Assets acquired by China Networks from Alyst		$ 1,566,492
Cash acquired by China Networks acquired from Alyst		1,449,122
Equity interest owned by ANT												50.00%
Fair value of contributions under agreement																6,600,000	45,000,000	6,600,000	45,000,000	45,000,000
Percentage of obligations contributed under Joint Ventures											50.00%		100.00%		100.00%
Ownership percentage held by trustee														100.00%
Ownership interest percentage owned by Hetong																					50.00%	50.00%
Claim filed for contract termination						8,571,000	54,000,000
Amended amount of claim filed for contract termination								12,900,000	81,417,196
Additional capital contribution										45,000,000
Number of domestic advertising companies			2
Number of agreements	2